Simplify US Equity PLUS GBTC ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Shares Value
Exchange-Traded Funds – 84.6%
Equity Funds – 84.6%
iShares Core S&P 500 ETF(a)
(Cost $15,068,382) ...................................................... 31,210 $ 16,408,033
Grantor Trusts – 10.5%
Alternative Funds – 10.5%
Grayscale Bitcoin Trust BTC*
(Cost $1,175,903) ....................................................... 32,289 2,039,696
Money Market Funds – 3.0%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(b)
(Cost $587,066) ......................................................... 587,066 587,066
Total Investments – 98.1%
(Cost $16,831,351) ............................................................ $ 19,034,795
Other Assets in Excess of Liabilities – 1.9% ........................................... 363,436
Net Assets – 100.0% ............................................................ $ 19,398,231
* Non Income Producing
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2024.
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ............................ 11 $ 2,919,675 6/21/24 $ 36,505
Summary of Investment Type††
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 84.6%
Grantor Trusts ................................................................................... 10.5%
Money Market Funds ............................................................................. 3.0%
Total Investments ................................................................................ 98.1%
Other Assets in Excess of Liabilities .................................................................. 1.9%
Net Assets ..................................................................................... 100.0%